Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
High Income Portfolio
March 31, 2022
VIPHI-NPRT1-0522
1.799878.118
Corporate Bonds - 91.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	1,986,000	1,856,910
3.375% 8/15/26	3,095,000	2,783,953
		4,640,863
Energy - 1.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	649,253	3,382,608
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,120,884	5,268,155
		8,650,763
TOTAL CONVERTIBLE BONDS		13,291,626
Nonconvertible Bonds - 90.2%
Aerospace - 4.7%
Allegheny Technologies, Inc.:
4.875% 10/1/29	250,000	236,923
5.875% 12/1/27	6,320,000	6,345,596
Bombardier, Inc.:
6% 2/15/28 (d)	2,030,000	1,902,597
7.125% 6/15/26 (d)	3,885,000	3,807,300
7.5% 3/15/25 (d)	3,419,000	3,436,437
7.875% 4/15/27 (d)	6,425,000	6,312,563
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,565,000	2,469,018
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	1,125,000	1,014,289
4.625% 3/1/28 (d)	2,275,000	2,137,044
Moog, Inc. 4.25% 12/15/27 (d)	2,140,000	2,078,475
TransDigm, Inc.:
4.625% 1/15/29	855,000	799,399
5.5% 11/15/27	9,785,000	9,711,613
7.5% 3/15/27	850,000	875,500
		41,126,754
Automotive & Auto Parts - 0.2%
Ford Motor Credit Co. LLC:
2.9% 2/10/29	1,555,000	1,383,484
3.815% 11/2/27	925,000	876,438
		2,259,922
Banks & Thrifts - 0.1%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	560,000	530,662
Broadcasting - 1.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	5,215,000	2,020,813
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)	2,290,000	2,078,175
5.5% 3/1/30 (d)	990,000	856,805
Sirius XM Radio, Inc. 4% 7/15/28 (d)	3,590,000	3,410,500
Tegna, Inc.:
4.625% 3/15/28	1,100,000	1,094,192
5% 9/15/29	425,000	426,040
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,204,135
6.625% 6/1/27 (d)	890,000	932,275
		12,022,935
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	2,180,000	2,183,117
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	1,270,000	1,182,688
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	780,000	745,064
6% 12/1/29 (d)	715,000	661,375
		4,772,244
Cable/Satellite TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,654,438
4.5% 8/15/30 (d)	1,750,000	1,642,012
4.5% 5/1/32	2,190,000	2,003,193
4.5% 6/1/33 (d)	1,870,000	1,678,325
CSC Holdings LLC:
4.125% 12/1/30 (d)	1,195,000	1,047,854
4.625% 12/1/30 (d)	4,050,000	3,386,975
5.375% 2/1/28 (d)	2,720,000	2,639,923
5.75% 1/15/30 (d)	1,940,000	1,726,600
7.5% 4/1/28 (d)	1,270,000	1,247,775
Dolya Holdco 18 DAC 5% 7/15/28 (d)	950,000	912,000
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	3,595,000	3,469,175
6.5% 9/15/28 (d)	4,775,000	4,515,359
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	3,000,000	2,895,000
Ziggo Bond Co. BV 5.125% 2/28/30 (d)	185,000	172,167
Ziggo BV 4.875% 1/15/30 (d)	990,000	932,313
		30,923,109
Capital Goods - 0.7%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,110,000	1,051,425
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	4,830,000	4,777,015
		5,828,440
Chemicals - 3.6%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)	555,000	487,956
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	940,000	904,322
CVR Partners LP 6.125% 6/15/28 (d)	1,354,000	1,353,594
Element Solutions, Inc. 3.875% 9/1/28 (d)	1,465,000	1,367,944
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	2,590,000	2,389,275
7% 12/31/27 (d)	260,000	219,700
LSB Industries, Inc. 6.25% 10/15/28 (d)	2,345,000	2,377,853
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,872,715
5.65% 12/1/44	1,337,000	1,223,355
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	1,045,380
5% 5/1/25 (d)	530,000	531,590
5.25% 6/1/27 (d)	3,100,000	3,087,104
Nufarm Australia Ltd. 5% 1/27/30 (d)	1,480,000	1,458,037
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,180,000	1,071,658
6.25% 10/1/29 (d)	1,250,000	1,106,250
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	905,000	832,600
The Chemours Co. LLC:
4.625% 11/15/29 (d)	1,075,000	985,356
5.375% 5/15/27	2,147,000	2,141,633
5.75% 11/15/28 (d)	4,760,000	4,624,911
W.R. Grace Holding LLC 5.625% 8/15/29 (d)	1,800,000	1,683,180
		31,764,413
Consumer Products - 0.5%
Diamond BC BV 4.625% 10/1/29 (d)	2,110,000	1,893,725
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	810,000	743,661
7.875% 5/1/29 (d)	620,000	530,875
Nordstrom, Inc.:
4.25% 8/1/31	950,000	865,840
4.375% 4/1/30	635,000	593,290
		4,627,391
Containers - 0.7%
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	500,000	457,500
OI European Group BV 4.75% 2/15/30 (d)	435,000	404,202
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	2,845,000	2,823,663
8.5% 8/15/27 (d)	2,470,000	2,457,650
		6,143,015
Diversified Financial Services - 3.5%
Coinbase Global, Inc. 3.375% 10/1/28 (d)	2,595,000	2,292,488
Hightower Holding LLC 6.75% 4/15/29 (d)	1,250,000	1,221,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	1,860,000	1,706,550
5.25% 5/15/27	10,755,000	10,539,900
6.25% 5/15/26	4,405,000	4,493,100
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (d)	900,000	862,527
4.75% 6/15/29 (d)	1,695,000	1,598,597
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,762,125
3.875% 9/15/28	3,375,000	3,054,341
7.125% 3/15/26	2,750,000	2,936,285
		30,467,788
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	4,725,000	4,471,882
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)	1,110,000	1,107,225
5.625% 10/1/28 (d)	1,850,000	1,863,320
5.875% 10/1/30 (d)	910,000	912,275
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	2,105,000	2,141,838
		10,496,540
Energy - 13.8%
Apache Corp. 4.25% 1/15/30	445,000	448,567
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,480,000	1,426,217
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	6,680,000	6,721,216
7% 6/15/25 (d)	4,677,000	4,706,231
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)	1,800,000	1,855,710
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	2,015,000	1,985,380
6.75% 3/1/29 (d)	2,390,000	2,465,476
7.5% 5/15/25 (d)	434,000	440,510
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	5,473,000	5,422,867
5.75% 4/1/25	3,627,000	3,643,956
6% 2/1/29 (d)	3,815,000	3,800,694
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	575,000	575,000
5.625% 10/15/25 (d)	130,000	132,501
CVR Energy, Inc.:
5.25% 2/15/25 (d)	5,536,000	5,373,076
5.75% 2/15/28 (d)	4,164,000	3,949,179
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,780,000	2,724,400
DT Midstream, Inc. 4.125% 6/15/29 (d)	935,000	896,483
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	285,000	294,619
EnLink Midstream LLC 5.625% 1/15/28 (d)	395,000	402,900
EQM Midstream Partners LP 6.5% 7/1/27 (d)	800,000	835,632
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,060,000	2,035,847
Harvest Midstream I LP 7.5% 9/1/28 (d)	1,790,000	1,828,270
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	599,186
5.125% 6/15/28 (d)	2,465,000	2,463,385
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	445,000	445,267
6.25% 11/1/28 (d)	445,000	447,225
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	2,885,000	2,737,115
MEG Energy Corp.:
5.875% 2/1/29 (d)	1,090,000	1,104,988
7.125% 2/1/27 (d)	1,090,000	1,141,230
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	6,955,000	6,890,805
6.75% 9/15/25 (d)	8,015,000	8,062,369
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	6,190,000	6,089,041
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23	1,260,000	1,206,450
Occidental Petroleum Corp.:
6.125% 1/1/31	1,365,000	1,535,625
6.45% 9/15/36	1,005,000	1,180,558
7.5% 5/1/31	3,730,000	4,550,600
7.875% 9/15/31	375,000	467,813
8.875% 7/15/30	1,270,000	1,628,775
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)	5,630,000	5,784,825
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	236,875
4.95% 7/15/29 (d)	1,010,000	978,427
6.875% 4/15/40 (d)	385,000	380,561
SM Energy Co.:
5.625% 6/1/25	1,165,000	1,163,544
6.5% 7/15/28	990,000	1,024,650
6.75% 9/15/26	270,000	277,634
Southwestern Energy Co. 4.75% 2/1/32	925,000	923,844
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	584,930
5.875% 3/15/28	500,000	505,000
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	629,552
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	2,252,000	2,178,810
6% 3/1/27 (d)	4,855,000	4,836,333
6% 12/31/30 (d)	2,070,000	2,008,624
6% 9/1/31 (d)	2,100,000	2,021,775
7.5% 10/1/25 (d)	210,000	221,132
Transocean Guardian Ltd. 5.875% 1/15/24 (d)	721,613	690,944
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)	150,000	151,125
Transocean Pontus Ltd. 6.125% 8/1/25 (d)	365,925	363,821
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	557,813	552,234
Transocean Proteus Ltd. 6.25% 12/1/24 (d)	165,000	163,763
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	912,309	892,147
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	1,220,000	1,185,999
4.125% 8/15/31 (d)	1,205,000	1,182,286
		121,453,999
Environmental - 0.9%
Madison IAQ LLC:
4.125% 6/30/28 (d)	2,380,000	2,193,503
5.875% 6/30/29 (d)	4,725,000	4,240,688
Stericycle, Inc.:
3.875% 1/15/29 (d)	1,625,000	1,511,250
5.375% 7/15/24 (d)	325,000	331,240
		8,276,681
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	5,767,000	5,204,544
4.875% 2/15/30 (d)	1,430,000	1,392,463
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,935,000	1,735,869
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	395,000	360,438
		8,693,314
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (d)	3,900,000	3,363,750
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	2,735,000	2,795,936
6.5% 4/15/29 (d)	2,320,000	2,450,500
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)	2,730,000	2,549,370
Performance Food Group, Inc. 5.5% 10/15/27 (d)	1,830,000	1,821,216
Post Holdings, Inc. 4.625% 4/15/30 (d)	1,125,000	1,013,006
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	2,945,000	2,665,520
TreeHouse Foods, Inc. 4% 9/1/28	1,465,000	1,240,452
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,605,000	3,926,177
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	475,000	439,430
4.75% 2/15/29 (d)	1,285,000	1,225,569
		23,490,926
Gaming - 2.6%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	2,358,313
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)	1,170,000	1,093,950
8.125% 7/1/27 (d)	4,585,000	4,912,621
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)	2,555,000	2,350,523
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	3,070,000	3,196,638
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	555,000	557,764
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (d)	940,000	796,650
5.75% 7/21/28 (d)	1,420,000	1,250,310
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)	1,590,000	1,366,526
5.875% 9/1/31 (d)	750,000	640,238
Station Casinos LLC 4.5% 2/15/28 (d)	750,000	711,364
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	1,935,000	1,872,113
Wynn Macau Ltd. 5.5% 10/1/27 (d)	1,950,000	1,657,500
		22,764,510
Healthcare - 9.6%
180 Medical, Inc. 3.875% 10/15/29 (d)	1,490,000	1,408,050
AMN Healthcare 4% 4/15/29 (d)	1,880,000	1,741,444
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	2,050,000	1,927,000
4.625% 7/15/28 (d)	2,795,000	2,764,255
Bausch Health Companies, Inc.:
4.875% 6/1/28 (d)	1,335,000	1,278,263
5% 1/30/28 (d)	1,420,000	1,169,469
7% 1/15/28 (d)	2,335,000	2,090,479
Cano Health, Inc. 6.25% 10/1/28 (d)	1,885,000	1,809,600
Catalent Pharma Solutions 3.5% 4/1/30 (d)	2,470,000	2,253,875
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	622,496
4.25% 5/1/28 (d)	290,000	283,475
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,065,000	1,951,425
5.25% 5/15/30 (d)	2,210,000	2,121,136
5.625% 3/15/27 (d)	5,805,000	5,912,015
6% 1/15/29 (d)	2,135,000	2,157,300
6.125% 4/1/30 (d)	1,680,000	1,563,190
6.875% 4/15/29 (d)	2,095,000	2,058,338
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	1,131,264
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)	5,075,000	4,739,035
Embecta Corp. 5% 2/15/30 (d)	620,000	584,787
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	1,780,000	1,675,425
HealthEquity, Inc. 4.5% 10/1/29 (d)	3,090,000	2,927,775
Hologic, Inc.:
3.25% 2/15/29 (d)	2,030,000	1,895,553
4.625% 2/1/28 (d)	395,000	399,938
Jazz Securities DAC 4.375% 1/15/29 (d)	2,625,000	2,542,969
MEDNAX, Inc. 5.375% 2/15/30 (d)	1,045,000	1,008,425
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)	4,145,000	4,021,168
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	419,495
Molina Healthcare, Inc. 3.875% 11/15/30 (d)	855,000	820,800
Option Care Health, Inc. 4.375% 10/31/29 (d)	1,910,000	1,790,625
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	4,490,000	4,277,645
5.125% 4/30/31 (d)	730,000	704,450
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	558,675
Radiology Partners, Inc. 9.25% 2/1/28 (d)	2,216,000	2,216,000
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	3,120,000	3,046,618
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	520,956
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)	2,345,000	2,248,269
4.375% 1/15/30 (d)	2,160,000	2,073,449
4.625% 6/15/28 (d)	4,470,000	4,386,188
6.125% 10/1/28 (d)	4,995,000	5,076,169
6.25% 2/1/27 (d)	1,195,000	1,226,781
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)	670,000	668,171
Vizient, Inc. 6.25% 5/15/27 (d)	240,000	247,200
		84,319,640
Homebuilders/Real Estate - 3.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	498,234
Howard Hughes Corp.:
4.125% 2/1/29 (d)	775,000	727,152
4.375% 2/1/31 (d)	775,000	728,500
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,880,000	2,738,621
Railworks Holdings LP 8.25% 11/15/28 (d)	1,660,000	1,680,750
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,735,000	2,577,738
TopBuild Corp. 4.125% 2/15/32 (d)	2,135,000	1,934,844
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	4,737,675
6.5% 2/15/29 (d)	14,955,000	13,943,259
		29,566,773
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,175,000	1,973,813
3.75% 5/1/29 (d)	295,000	276,906
4% 5/1/31 (d)	1,055,000	995,656
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	1,020,250
		4,266,625
Insurance - 1.6%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	2,775,000	2,669,189
6.75% 10/15/27 (d)	8,742,000	8,636,571
AmWINS Group, Inc. 4.875% 6/30/29 (d)	2,535,000	2,433,651
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	731,718
		14,471,129
Leisure - 3.2%
Carnival Corp.:
4% 8/1/28 (d)	2,305,000	2,143,650
5.75% 3/1/27 (d)	4,050,000	3,858,314
6% 5/1/29 (d)	3,190,000	3,006,065
6.65% 1/15/28	175,000	165,156
7.625% 3/1/26 (d)	4,445,000	4,479,049
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	825,000	730,125
NCL Corp. Ltd.:
3.625% 12/15/24 (d)	2,225,000	2,111,775
5.875% 3/15/26 (d)	525,000	498,834
7.75% 2/15/29 (d)	1,120,000	1,133,866
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	343,118
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	2,222,700
5.375% 7/15/27 (d)	875,000	840,683
5.5% 8/31/26 (d)	2,375,000	2,308,025
5.5% 4/1/28 (d)	2,785,000	2,654,968
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	337,718
Voc Escrow Ltd. 5% 2/15/28 (d)	1,150,000	1,069,494
		27,903,540
Metals/Mining - 0.8%
Eldorado Gold Corp. 6.25% 9/1/29 (d)	350,000	350,219
ERO Copper Corp. 6.5% 2/15/30 (d)	2,545,000	2,479,466
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,238,000	2,327,520
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	485,835
PMHC II, Inc. 9% 2/15/30 (d)	1,185,000	1,042,800
		6,685,840
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (d)	680,000	613,836
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)(f)	455,000	460,119
Glatfelter Corp. 4.75% 11/15/29 (d)	810,000	686,475
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)	2,020,000	2,080,600
SPA Holdings 3 OY 4.875% 2/4/28 (d)	2,600,000	2,395,935
		6,236,965
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	940,000	945,001
Railroad - 0.3%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	3,050,000	2,844,186
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	1,425,000	1,285,400
Yum! Brands, Inc. 4.625% 1/31/32	1,985,000	1,920,071
		3,205,471
Services - 6.3%
ADT Corp. 4.125% 8/1/29 (d)	2,395,000	2,224,356
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	6,220,000	6,017,850
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)	1,075,000	948,327
APX Group, Inc. 6.75% 2/15/27 (d)	837,000	855,581
Aramark Services, Inc. 5% 2/1/28 (d)	1,915,000	1,857,550
ASGN, Inc. 4.625% 5/15/28 (d)	1,310,000	1,276,661
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)	1,421,000	1,328,209
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,713,000	2,618,832
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,130,000	4,771,310
CoreCivic, Inc.:
4.75% 10/15/27	1,285,000	1,117,950
8.25% 4/15/26	5,435,000	5,598,050
Fair Isaac Corp. 4% 6/15/28 (d)	1,155,000	1,118,179
Gartner, Inc.:
3.625% 6/15/29 (d)	575,000	539,063
3.75% 10/1/30 (d)	955,000	896,506
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	5,635,000	5,632,535
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	4,430,000	4,252,800
PowerTeam Services LLC 9.033% 12/4/25 (d)	490,000	489,640
Service Corp. International:
4% 5/15/31	960,000	893,117
5.125% 6/1/29	1,420,000	1,444,978
Sotheby's 7.375% 10/15/27 (d)	4,540,000	4,649,369
The GEO Group, Inc. 6% 4/15/26	1,315,000	1,025,700
TriNet Group, Inc. 3.5% 3/1/29 (d)	2,295,000	2,108,531
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	3,468,000	3,476,670
		55,141,764
Steel - 0.3%
Commercial Metals Co. 4.125% 1/15/30	940,000	877,725
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	1,715,000	1,599,238
		2,476,963
Super Retail - 1.7%
Bath & Body Works, Inc.:
5.25% 2/1/28	235,000	236,384
6.625% 10/1/30 (d)	360,000	378,000
6.694% 1/15/27	850,000	903,015
Carvana Co.:
4.875% 9/1/29 (d)	745,000	615,247
5.5% 4/15/27 (d)	1,245,000	1,111,163
5.625% 10/1/25 (d)	1,430,000	1,348,490
5.875% 10/1/28 (d)	310,000	276,055
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	2,164,575
8.5% 10/30/25 (d)	3,690,000	3,777,638
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,295,000	1,212,975
Levi Strauss & Co. 3.5% 3/1/31 (d)	1,310,000	1,199,646
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,646,313
		14,869,501
Technology - 6.1%
Acuris Finance U.S. 5% 5/1/28 (d)	3,535,000	3,247,781
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	2,705,000	2,523,386
6.125% 12/1/28 (d)	2,490,000	2,301,632
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,392,943
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	715,000	681,946
4.875% 7/1/29 (d)	675,000	635,047
CommScope, Inc.:
4.75% 9/1/29 (d)	825,000	759,833
6% 3/1/26 (d)	2,280,000	2,306,425
7.125% 7/1/28 (d)	1,455,000	1,314,411
8.25% 3/1/27 (d)	435,000	423,038
Elastic NV 4.125% 7/15/29 (d)	2,310,000	2,148,208
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,464,480
II-VI, Inc. 5% 12/15/29 (d)	2,490,000	2,433,975
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	3,323,000	3,202,541
MicroStrategy, Inc. 6.125% 6/15/28 (d)	1,365,000	1,328,186
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,115,000	1,162,399
onsemi 3.875% 9/1/28 (d)	1,115,000	1,064,825
Open Text Corp. 3.875% 12/1/29 (d)	2,540,000	2,413,000
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	1,695,000	1,516,389
5.375% 12/1/28 (d)	12,272,000	10,647,801
Roblox Corp. 3.875% 5/1/30 (d)	1,955,000	1,827,925
Sensata Technologies BV 4% 4/15/29 (d)	995,000	947,469
TTM Technologies, Inc. 4% 3/1/29 (d)	4,370,000	4,042,250
Twilio, Inc. 3.875% 3/15/31	730,000	678,548
Uber Technologies, Inc. 8% 11/1/26 (d)	2,220,000	2,359,194
		53,823,632
Telecommunications - 9.4%
Altice Financing SA:
5% 1/15/28 (d)	3,230,000	2,895,211
5.75% 8/15/29 (d)	7,245,000	6,572,592
Altice France Holding SA 6% 2/15/28 (d)	4,250,000	3,665,625
Altice France SA:
5.125% 1/15/29 (d)	5,365,000	4,766,507
5.125% 7/15/29 (d)	3,525,000	3,159,281
5.5% 1/15/28 (d)	1,850,000	1,715,505
5.5% 10/15/29 (d)	3,705,000	3,324,422
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	10,430,000	10,351,775
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	425,425
5.625% 9/15/28 (d)	360,000	328,500
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	460,416
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	2,695,000	2,587,200
5.875% 10/15/27 (d)	1,425,000	1,415,453
5.875% 11/1/29	2,125,000	1,943,876
6% 1/15/30 (d)	1,240,000	1,147,000
6.75% 5/1/29 (d)	2,335,000	2,241,600
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	1,895,000	1,890,263
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)	340,000	297,500
4.25% 7/1/28 (d)	3,590,000	3,295,647
4.625% 9/15/27 (d)	1,699,000	1,599,320
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)	4,950,000	4,256,975
5.125% 12/15/26 (d)	1,310,000	1,247,775
Millicom International Cellular SA 4.5% 4/27/31 (d)	200,000	185,826
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	325,000	285,286
Sable International Finance Ltd. 5.75% 9/7/27 (d)	464,000	466,348
SBA Communications Corp. 3.125% 2/1/29	935,000	850,495
Sprint Capital Corp.:
6.875% 11/15/28	1,123,000	1,301,209
8.75% 3/15/32	1,575,000	2,119,837
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,113,983
7.2% 7/18/36	845,000	821,763
7.721% 6/4/38	235,000	239,654
Uniti Group, Inc. 6% 1/15/30 (d)	4,060,000	3,654,000
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (d)	690,000	643,425
5.5% 5/15/29 (d)	1,555,000	1,540,088
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	1,735,000	1,586,866
Windstream Escrow LLC 7.75% 8/15/28 (d)	5,460,000	5,561,447
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,472,368
6.125% 3/1/28 (d)	1,020,000	912,900
		82,343,363
Textiles/Apparel - 0.3%
Foot Locker, Inc. 4% 10/1/29 (d)	3,220,000	2,820,092
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	335,000	306,525
		3,126,617
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25 (d)	1,025,000	1,019,767
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	568,225
Seaspan Corp. 5.5% 8/1/29 (d)	3,290,000	3,076,150
		4,664,142
Utilities - 3.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,005,000	939,770
4.75% 3/15/28 (d)	585,000	587,533
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,282,000	1,282,000
InterGen NV 7% 6/30/23 (d)	4,960,000	4,848,400
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,364,477
3.625% 2/15/31 (d)	140,000	123,143
5.25% 6/15/29 (d)	1,405,000	1,373,008
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	2,345,092	2,391,994
PG&E Corp.:
5% 7/1/28	2,715,000	2,624,319
5.25% 7/1/30	4,705,000	4,563,380
Pike Corp. 5.5% 9/1/28 (d)	7,360,000	6,936,800
Vistra Operations Co. LLC:
5% 7/31/27 (d)	1,948,000	1,916,462
5.625% 2/15/27 (d)	1,455,000	1,453,771
		30,405,057
TOTAL NONCONVERTIBLE BONDS		792,938,852
TOTAL CORPORATE BONDS (Cost $842,053,578)		806,230,478

Common Stocks - 1.3%
	Shares	Value ($)
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (g)	59,900	747,552
Energy - 1.1%
California Resources Corp. warrants 10/27/24 (g)	1,768	25,442
Jonah Energy Parent LLC (c)(g)	58,499	3,243,770
Mesquite Energy, Inc. (c)(g)	82,533	4,589,648
New Fortress Energy, Inc.	32,000	1,363,520
TOTAL ENERGY		9,222,380
Gaming - 0.1%
Caesars Entertainment, Inc. (g)	12,500	967,000
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(g)	1	35,011
GTT Communications, Inc. rights (c)(g)	92,208	92,208
TOTAL TELECOMMUNICATIONS		127,219
TOTAL COMMON STOCKS (Cost $6,537,468)		11,064,151

Bank Loan Obligations - 4.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (h)(i)(j)	1,139,959	1,154,368
2LN, term loan 3 month U.S. LIBOR + 3.250% 3.545% 8/24/26 (h)(i)(j)	2,570,377	869,122
TOTAL BROADCASTING		2,023,490
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (h)(i)(j)	1,263,634	1,136,563
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(h)(i)(j)	1,598,997	1,567,017
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (h)(i)(j)	1,471,313	1,429,704
TOTAL CHEMICALS		2,996,721
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (h)(i)(j)	925,338	866,089
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	1,395,473	1,370,550
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (h)(i)(j)	940,206	923,414
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(i)(j)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(i)(j)	658,000	0
TOTAL ENERGY		2,293,964
Gaming - 0.3%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (h)(i)(j)	2,833,230	2,815,522
Healthcare - 0.6%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (h)(i)(j)	74,620	74,216
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (h)(i)(j)	4,024,248	4,014,188
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (h)(i)(j)	1,238,393	1,131,582
TOTAL HEALTHCARE		5,219,986
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.267% 4/25/25 (h)(i)(j)	1,384,696	1,367,526
Leisure - 0.3%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (h)(i)(j)	3,025,000	2,960,719
Paper - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (i)(j)(k)	570,000	560,498
Services - 0.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (h)(i)(j)	75,000	74,250
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	41,194	40,473
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (i)(j)(k)	262,612	258,016
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (i)(j)(k)	41,194	40,473
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (h)(i)(j)	130,000	129,025
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (h)(i)(j)	1,301,737	1,285,791
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2501% 6/21/24 (h)(i)(j)	3,399,652	3,237,693
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (h)(i)(j)	141,215	139,450
TOTAL SERVICES		5,205,171
Super Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (h)(i)(j)	633,403	617,017
Technology - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (h)(i)(j)	589,062	582,895
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/4/26 (h)(i)(j)	945,153	918,764
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (h)(i)(j)	769,173	753,513
TOTAL TECHNOLOGY		2,255,172
Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (h)(i)(j)	3,558,601	2,895,455
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.137% 4/30/27 (h)(i)(j)	1,432,776	1,403,519
TOTAL TELECOMMUNICATIONS		4,298,974
Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (h)(i)(j)	945,190	932,194
TOTAL BANK LOAN OBLIGATIONS (Cost $38,405,827)		35,549,606

Fixed-Income Funds - 0.3%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (b)(c)(l) (Cost $2,173,763)	217,440	2,174,398

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (m) (Cost $11,258,828)	11,256,577	11,258,828

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $900,429,464)	866,277,461
NET OTHER ASSETS (LIABILITIES) - 1.4%	12,716,767
NET ASSETS - 100.0%	878,994,228

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,825,161 or 1.2% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $680,119,264 or 77.4% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Non-income producing
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	12/09/21 - 3/31/22	2,173,763
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	649,253
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,120,884

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	19,357,047	61,268,222	69,366,441	2,394	-	-	11,258,828	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	-	22,059,047	22,059,047	13,656	-	-	-	0.0%
Total	19,357,047	83,327,269	91,425,488	16,050	-	-	11,258,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	1,504,067	669,696	-	37,759	-	635	2,174,398
	1,504,067	669,696	-	37,759	-	635	2,174,398

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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